Borrowings (Details) - Schedule of borrowings - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Non-current
Non-current Bonds Interest rate	8.50%
Maturity Date	2025
Non-current Bonds		$ 180,014,715
Non-current Term loan Interest rate, description (1)	6 month EIBOR + 4% margin [minimum 5%]
Non-current Term loan(1)	$ 68,271,743
Non-current Term loan Interest rate, description (2)	3 month EIBOR + 4% margin [minimum 5%]
Non-current Term loan (2)	$ 5,889,207
Non-current liabilities Borrowings	$ 74,160,950	180,014,715
Current
Current Bonds Interest rate	8.50%
Current Bonds		7,000,000
Current Term loan Interest rate, description (1)	6 month EIBOR + 4% margin [minimum 5%]
Current Term loan (1)	$ 10,135,939
Current Term loan Interest rate, description (2)	3 month EIBOR + 4% margin [minimum 5%]
Current Term loan (2)	$ 2,138,248
Current Promissory notes	2,265,000
Current liabilities Borrowings	$ 14,539,187	$ 7,000,000